Basis of Consolidation	6 Months Ended
Jun. 30, 2019
Disclosure Of Basis Of Consolidation [Abstract]
Basis of consolidation
Basis of Consolidation

2.1 Group Composition
The unaudited condensed interim consolidated financial statements comprise the following fully consolidated subsidiaries:

Entity	Equity Share as of December 31, 2018 and June 30, 2019	Equity Share as of June 30, 2018
Spark Networks Services GmbH (previously, Affinitas GmbH)	100%	100%
Samadhi SAS (acquired on September 30, 2016)	100%	100%
EliteSingles LLC (formed on April 1, 2015)	100%	100%
Spark Networks, Inc. (acquired on November 2, 2017)	100%	100%
Spark Networks Limited (acquired on November 2, 2017)	100%	100%
LOV USA, LLC (acquired on November 2, 2017)	100%	100%
Spark Networks USA, LLC (acquired on November 2, 2017)	100%	100%
Spark Networks (Israel) Limited (acquired on November 2, 2017)	100%	100%
JDate Limited (acquired on November 2, 2017)	100%	100%
HurryDate, LLC (acquired on November 2, 2017)	100%	100%
MingleMatch, Inc. (acquired on November 2, 2017)	100%	100%
Kizmeet, Inc. (acquired on November 2, 2017)	100%	100%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)	100%	100%
SocialNet, Inc. (acquired on November 2, 2017)	100%	100%
SN Events, Inc. (acquired on November 2, 2017)	100%	100%
SN Holdco, LLC (acquired on November 2, 2017)	100%	100%
Smooch Labs, Inc. (acquired on November 2, 2017)	100%	100%
SilverSingles LLC (formed on December 22, 2018)	100%	—%
Chemistry, Inc. (formed February 28, 2019)	100%	—%
LDS Singles LLC (formed on May 17, 2019)	100%	—%
Adventist Singles LLC (formed on May 17, 2019)	100%	—%
Charm Labs LLC (formed on May 17, 2019)	100%	—%